Shareholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Shareholders’ Equity [Abstract]
Schedule of Fair Value of Net Proceeds	The fair value of the warrants of $12.2 million is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock on the relative fair value of net proceeds received using the following assumptions:
Annual dividend yield	-
Expected life (years)	3.5
Risk-free interest rate	1.01%
Expected volatility	152.16%

The fair value of the warrants of $12.2 million is valued based on the Black-Scholes-Merton model and is recorded as additional paid-in capital from common stock on the relative fair value of net proceeds received using the following assumptions:
Annual dividend yield	-
Expected life (years)	3.5
Risk-free interest rate	1.01%
Expected volatility	152.16%

Schedule of Warrants Outstanding and Exercisable	Following is a summary of the status of warrants outstanding and exercisable as of June 30, 2024:
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2022		$
Issued	1,652,175		8.3
Exercised	-		-
Expired	-		-
Warrants outstanding, as of December 31, 2023	1,652,175		$8.3
Issued	-		-
Exercised	-		-
Expired	-		-
Warrants outstanding, as of June 30, 2024	1,652,175		$8.3
Warrants exercisable, as of June 30, 2024	1,652,175		$8.3
Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2023:
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021		$
Issued	1,652,175		8.3
Exercised	-		-
Expired	-		-
Warrants outstanding, as of December 31, 2022	1,652,175		$8.3
Issued	-		-
Exercised	-		-
Expired	-		-
Warrants outstanding, as of December 31, 2023	1,652,175		$8.3
Warrants exercisable, as of December 31, 2023	1,652,175		$8.3